Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Commitments and Contingencies

Note 14 Commitments and Contingencies

LEASE AND PURCHASE COMMITMENTS:  TSYS is obligated under noncancelable operating leases for computer equipment, software and facilities. Additionally, the Company has long-term obligations which consist of required minimum future payments under contracts with the Company’s distributors and other service providers.

The future minimum lease payments under noncancelable operating leases and purchase commitments with remaining terms greater than one year for the next five years and thereafter and in the aggregate as of December 31, 2017, are as follows:

(in thousands)
2018	$145,866
2019	148,006
2020	71,651
2021	38,803
2022	28,095
Thereafter	77,555
Total future minimum commitment payments	$509,976

The majority of computer equipment lease commitments come with a renewal option or an option to terminate the lease. These lease commitments may be replaced with new leases which allow the Company to continually update its computer equipment. Total rental expense under all operating leases in 2017, 2016 and 2015 was $134.0 million, $122.9 million and $124.8 million, respectively.

CONTRACTUAL COMMITMENTS:  In the normal course of its business, the Company maintains long-term processing contracts with its clients. These processing contracts contain commitments, including, but not limited to, minimum standards and time frames against which the Company's performance is measured. In the event the Company does not meet its contractual commitments with its clients, the Company may incur penalties and certain clients may have the right to terminate their contracts with the Company. The Company does not believe that it will fail to meet its contractual commitments to an extent that will result in a material adverse effect on its financial position, results of operations or cash flows.

CONTINGENCIES:

Legal Proceedings – General

The Company is subject to various legal proceedings and claims and is also subject to information requests, inquiries and investigations arising out of the ordinary conduct of its business. The Company establishes accruals for litigation and similar matters when those matters present loss contingencies that TSYS determines to be both probable and reasonably estimable in accordance with GAAP. Legal costs are expensed as incurred. In the opinion of management, based on current knowledge and in part upon the advice of legal counsel, all matters not specifically discussed below are believed to be adequately covered by insurance, or, if not covered, the possibility of losses from such matters are believed to be remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

TelexFree Matter

ProPay, Inc. (ProPay), a subsidiary of the Company, has been named as one of a number of defendants (including other merchant processors) in several purported class action lawsuits relating to the activities of TelexFree, Inc. and its affiliates and principals. TelexFree is a former merchant customer of ProPay. With regard to TelexFree, each purported class action lawsuit generally alleges that TelexFree engaged in an improper multi-tier marketing scheme involving voice-over Internet protocol telephone services. The plaintiffs in each of the purported class action complaints generally allege that the various merchant processor defendants, including ProPay, aided and abetted the improper activities of TelexFree. TelexFree filed for bankruptcy protection in Nevada. The bankruptcy proceeding was subsequently transferred to the Massachusetts Bankruptcy Court.

Specifically, ProPay has been named as one of a number of defendants (including other merchant processors) in each of the following purported class action complaints relating to TelexFree: (i) Waldermara Martin, et al. v. TelexFree, Inc., et al. (Case No. BK-S-14-12524-ABL) (Bankr. D. Nev.); (ii) Anthony Cellucci, et al. v. TelexFree, Inc., et. al. (Case No. 4:14-BK-40987) (Bankr. D. Mass.); (iii) Maduako C. Ferguson Sr., et al. v. Telexelectric, LLP, et. al (Case No. 5:14-CV-00316-D) (E.D.N.C.); (iv) Todd Cook v. TelexElectric LLP et al. (Case No. 2:14-CV-00134) (N.D. Ga.); (v) Felicia Guevara v. James M. Merrill et al., CA No. 1:14-cv-22405-DPG) (S.D. Fla.); (vi) Reverend Jeremiah Githere, et al. v. TelexElectric LLP et al. (Case No. 1:14-CV-12825-GAO) (D. Mass.); (vii) Paulo Eduardo Ferrari et al. v. Telexfree, Inc. et al. (Case No. 14-04080) (Bankr. D. Mass); (viii) Magalhaes v. TelexFree, Inc., et al., No. 14-cv-12437 (D. Mass.); (ix) Griffith v. Merrill et al., No. 14-CV-12058 (D. Mass.); (x) Abelgadir v. Telexelectric, LLP, No. 14-09857 (S.D.N.Y.); and (xi) Rita Dos Santos, v. TelexElectric, LLP et al., 2:15-cv-01906-NVW (D. Ariz.) (together, the “Actions”).

On October 21, 2014, the Judicial Panel on Multidistrict Litigation (“JPML”) transferred and consolidated the Actions filed before that date to the United States District Court for the District of Massachusetts (the “Consolidated Action”). The JPML subsequently transferred the remaining Actions to the Consolidated Action.  The Consolidated Action is styled In Re: TelexFree Securities Litigation (4:14-md-02566-TSH) (D. Mass.).

The plaintiffs in the Consolidated Action filed a First Consolidated Amended Complaint on March 31, 2015 and filed a Second Consolidated Amended Complaint (the “Second Amended Complaint”) on April 30, 2015. The Second Amended Complaint, which supersedes the complaints filed prior to consolidation of the Actions, purports to bring claims on behalf of all persons who purchased certain TelexFree “memberships” and suffered a “net loss” between January 1, 2012 and April 16, 2014. With respect to ProPay, the Second Amended Complaint alleges that ProPay aided and abetted tortious acts committed by TelexFree, and that ProPay was unjustly enriched in the course of providing payment processing services to TelexFree. Several defendants, including ProPay, moved to dismiss the Second Amended Complaint on June 2, 2015. The court held a hearing on the motions to dismiss on November 2, 2015, but has not yet issued a ruling.

At present, pursuant to a court order, all discovery in the action is stayed pending the resolution of parallel criminal proceedings against certain former principals of TelexFree, Inc.  Despite that stay of discovery, the lead plaintiffs have subpoenaed documents previously produced by ProPay pursuant to the Federal Rules of Bankruptcy Procedure to the court-appointed trustee in the TelexFree bankruptcy proceeding.  ProPay has filed a motion to quash that subpoena.  ProPay’s motion remains pending before the Court.  On April 4, 2017, lead plaintiffs moved the court for leave to further amend the Second Amended Complaint, and submitted a proposed amendment with their motion. The proposed amendment seeks to add new defendants to the case but does not make any new or additional allegations against ProPay.  ProPay, along with certain other defendants in the litigation, have not opposed the lead plaintiffs’ motion to further amend the Second Amended Complaint so long as the amendment, if allowed by the court, would not delay the court’s decision on the pending motions to dismiss.  Lead plaintiffs’ motion for leave to amend is pending before the court.

ProPay has also received various subpoenas, a seizure warrant and other inquiries requesting information regarding TelexFree from (i) the Commonwealth of Massachusetts, Securities Division, (ii) United States Securities and Exchange Commission, (iii) US Immigration and Customs Enforcement, and (iv) the bankruptcy Trustee of the Chapter 11 entities of TelexFree, Inc., TelexFree, LLC and TelexFree Financial, Inc. Pursuant to the seizure warrant served by the United States Attorney’s Office for the District of Massachusetts, ProPay delivered all funds associated with TelexFree held for chargeback and other purposes by ProPay to US Immigration and Customs Enforcement. In addition, ProPay received a notice of potential claim from the bankruptcy Trustee as a result of the relationship of ProPay with TelexFree and its affiliates.

The above proceedings and actions are preliminary in nature. While the Company and ProPay intend to vigorously defend matters arising out of the relationship of ProPay with TelexFree and believe ProPay has substantial defenses related to these purported claims, the Company currently cannot reasonably estimate losses attributable to these matters.

GUARANTEES AND INDEMNIFICATIONS:  The Company has entered into processing and licensing agreements with its clients that include intellectual property indemnification clauses. Under these clauses, the Company generally agrees to indemnify its clients, subject to certain exceptions, against legal claims that TSYS' services or systems infringe on certain third party patents, copyrights or other proprietary rights. In the event of such a claim, the Company is generally obligated to hold the client harmless and pay for related losses, liabilities, costs and expenses, including, without limitation, court costs and reasonable attorney's fees. The Company has not made any indemnification payments pursuant to these indemnification clauses.

A portion of the Company’s business is conducted through distributors that provide load and reload services to cardholders at their locations. Members of the Company’s distribution and reload network collect cardholder funds and remit them by electronic transfer to the issuing banks for deposit in the cardholder accounts. The Company’s issuing banks typically receive cardholders’ funds no earlier than three business days after they are collected by the distributor. If any distributor fails to remit cardholders’ funds to the Company’s issuing banks, the Company typically reimburses the issuing banks for the shortfall created thereby. The Company manages the risk associated with this process through a formalized set of credit standards, volume limits and deposit requirements for certain distributors and by typically maintaining the right to offset any settlement shortfall against the commissions payable to the relevant distributor. To date, the Company has not experienced any significant losses associated with settlement failures and the Company had not recorded a settlement guarantee liability as of December 31, 2017. As of December 31, 2017 and 2016, the Company’s estimated gross settlement exposure was $16.7 million and $13.8 million, respectively.

GPR cardholders can incur charges in excess of the funds available in their accounts and are liable for the resulting overdrawn account balance. Although the Company generally declines authorization attempts for amounts that exceed the available balance in a cardholder's account, the application of the Networks' rules and regulations, the timing of the settlement of transactions and the assessment of subscription, maintenance or other fees can, among other things, result in overdrawn card accounts. The Company also provides, as a courtesy and in its discretion, certain cardholders with a "cushion" that allows them to overdraw their card accounts by up to $10. In addition, eligible cardholders may enroll in the issuing banks' overdraft protection programs and fund transactions that exceed the available balance in their accounts. The Company generally provides the funds used as part of these overdraft programs (one of the Company’s issuing banks will advance the first $1.0 million on behalf of its cardholders) and is responsible to the issuing banks for any losses associated with any overdrawn account balances. As of December 31, 2017 and 2016, cardholders’ overdrawn account balances totaled $25.5 million and $21.2 million, respectively. As of December 31, 2017 and 2016, the Company’s reserves for the losses it estimates will arise from processing customer transactions, debit card overdrafts, chargebacks for unauthorized card use and merchant-related chargebacks due to non-delivery of goods or services was $9.5 million and $10.5 million, respectively.

The Company has not recorded a liability for guarantees or indemnities in the accompanying consolidated balance sheet since the maximum amount of potential future payments under such guarantees and indemnities is not determinable.

PRIVATE EQUITY INVESTMENTS: The Company has limited partnership agreements with two Atlanta-based venture capital funds focused exclusively on investing in technology-enabled financial services companies. Pursuant to each limited partnership agreement, the Company has committed to invest up to $20.0 million in each fund so long as its ownership interest in each fund does not exceed 50%. As of December 31, 2017 and 2016, the Company had made contributions to the funds of $22.8 million and $20.1 million, respectively. The Company had investments, including equity in income, totaling $26.1 million and $22.8 million, respectively, as of December 31, 2017 and 2016.